Loans Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Loans Payable

Note 6 – Loans Payable

Loan payable consists of the following at March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022

Automobile loans (a)	$66,000	$69,000
Unsecured promissory note – related party (b)	225,000	-
Total notes payable	291,000	69,000
Notes payable, current portion	(238,000)	(13,000)
Notes payable, net of current portion	$53,000	$56,000

(a)	Automobile Loans

On November 20, 2020, the Company financed the purchase of a vehicle for $40,000. The loan term is for 59 months, annual interest rate of 4.49%, with monthly principal and interest payments of $745, and secured by the purchased vehicle. The loan balance was $40,000 at December 31, 2020. The loan balance was $24,000 at December 31, 2022. During the three months ended March 31, 2023, the Company made principal payments of $2,000, leaving a loan balance of $22,000 at March 31, 2023, of which $8,000 was recorded as the current portion of loan payable on the accompanying balance sheet.

On January 20, 2022, the Company financed the purchase of a second vehicle for $49,000. The loan term is for 71 months, annual interest rate of 15.54%, with monthly principal and interest payments of $1,066, and secured by the purchased vehicle. The loan balance was $45,000 at December 31, 2022. During the three months ended March 31, 2023, the Company made principal payments of $1,000, leaving a loan balance of $44,000 at December 31, 2022, of which $5,000 was recorded as the current portion of loan payable on the accompanying balance sheet.

(b)	Unsecured Promissory Note – Related Party

On February 21, 2023, the Company sold $225,000 of Unsecured Promissory Note (the “Note”) to Donald Danks, a former member of the Company’s Board of Directors. The Company received net proceeds of $180,000 after deducting an original issue discount of 20%, or $45,000, which was recorded as a debt discount. The note bears no interest and matures of March 21, 2023 (“Initial Maturity Date”). If a Qualified Public Offering does not occur before the Initial Maturity Date, the outstanding principal amount of this Note, together with all accrued but unpaid interest thereon, shall be paid from funds from any offer and sale of Lender of equity or debt securities whereby Lender obtains gross cash proceeds in an amount not less than Five Hundred Thousand Dollars ($500,000). If a Qualified Public Offering does not occur before the Initial Maturity Date, this Note will accrue interest at a rate of twelve percent (12%) per annum. The Company may prepay the Note, or any portion outstanding, at any time and from time to time prior to Maturity Date without notice and without the payment of any premium, fee, or penalty.

The total of the original issue discount of $45,000 were capitalized and recorded as a debt discount and are amortized over the remaining life of the Note. Amortization of debt discount was $45,000 for the three months ended March 31, 2023, which was recorded as a component of interest expense in the accompanying condensed statement of operations, leaving no remaining unamortized debt discount balance at March 31, 2023.

Total principal balance owed was $225,000 at March 31, 2023. During the three months ended March 31, 2023, the Company added $3,000 of accrued interest, leaving an accrued interest balance of $3,000 at March 31, 2023. Accrued interest is included in accounts payable and accrued expenses in the accompanying balance sheets.

Note 7 – Note Payable

Loans payable is comprised of the following:

	December 31, 2022	December 31, 2021
Loans payable	$69,000	$33,000
Less current portion	(13,000)	(8,000)
Noncurrent portion	$56,000	$25,000

On November 20, 2020, the Company financed the purchase of a vehicle for $40,000. The loan term is for 59 months, annual interest rate of 4.49%, with monthly principal and interest payments of $745, and secured by the purchased vehicle. The loan balance was $40,000 at December 31, 2020. During the twelve months ended December 31, 2021, the Company made principal payments of $7,000, leaving a loan balance of $33,000 at December 31, 2021. During the twelve months ended December 31, 2022, the Company made principal payments of $9,000, leaving a loan balance of $24,000 at December 31, 2022, of which $8,000 was recorded as the current portion of loan payable on the accompanying balance sheet.

On January 20, 2022, the Company financed the purchase of a second vehicle for $49,000. The loan term is for 71 months, annual interest rate of 15.54%, with monthly principal and interest payments of $1,066, and secured by the purchased vehicle. During the year December 31, 2022, the Company made principal payments of $4,000, leaving a loan balance of $45,000 at December 31, 2022, of which $5,000 was recorded as the current portion of loan payable on the accompanying balance sheet.